Average Annual Total Returns - Administrative Class - PIMCO High Yield Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	5.75%	7.20%	6.04%	6.28%	8.02%	6.63%